Other Employee-Related Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Employee-Related Obligations
Other employee-related liabilities, current	€ 3,717	€ 3,147
Other non-financial liabilities, current	€ 5,203	€ 4,643
% of other non-financial liabilities, current	71.00%	68.00%
Other employee-related liabilities, non-current	€ 398	€ 316
Other non-financial liabilities, non-current	€ 860	€ 770
% of other non-financial liabilities, non-current	46.00%	41.00%
Other employee-related liabilities	€ 4,115	€ 3,464
Other non-financial liabilities	€ 6,063	€ 5,413
% of other non-financial liabilities	68.00%	64.00%